License And Collaboration Agreement	6 Months Ended
Jun. 30, 2022
License And Collaboration Agreement [Abstract]
License And Collaboration Agreement
5.	LICENSE AND COLLABORATION AGREEMENT
Serum License Agreement
In March 2022, the Company entered into a License Agreement (the “Agreement”) with Serum Institute of India Private Limited (“SIIPL”), pursuant to which the Company granted SIIPL an exclusive, sub-licensable,
royalty-bearing license to use the Company’s proprietary technology platform to develop, manufacture and commercialize up to three mRNA products in all territories other than the United States, the 27 member states of the European Union, the United Kingdom, Australia, Japan, New Zealand, Canada, South Korea, China, Hong Kong, Macau, and Taiwan (the “SIIPL Territory”). The first licensed product target will be a shingles product target, and SIIPL has an option to select the additional two licensed product targets through the end of 2024. Under the terms of the Agreement with SIIPL, the Company will provide research services related to the shingles product target to develop a “proof of concept” and will provide manufacturing technology transfer services. In addition, GreenLight retains the option purchase research plan and clinical trial data, developed by SIIPL, for 50% of the cost of the research plan and clinical trials for use in the Company’s own development.
SIIPL is responsible for the development, formulation, filling and finishing, registration and commercialization of the products in the SIIPL Territory, subject to oversight from a joint steering committee composed of representatives of the Company and SIIPL. SIIPL will use commercially reasonable efforts to develop and obtain regulatory approval for the products in the countries in the SIIPL Territory. The License Agreement includes terms customary in the industry for provisions related to sublicensing, intellectual property, and termination, and customary representations and warranties of GreenLight and SIIPL, along with certain customary covenants, including confidentiality, limitation of liability and indemnity provisions.
Pursuant to the License Agreement, SIIPL will pay the Company an upfront license fee of $5.0 million, as well as payments upon additional target selection and reservation of exclusivity. The Company may receive up to a total of an additional $17.0 million in development, regulatory and commercial (net sales) based milestone payments across all three product targets, as well as manufacturing technology transfer payments up to $10.0 million. SIIPL shall pay royalty payments in the mid-double
digits, based on the net sales of products resulting from the licensed technology for the term of the License Agreement. The License Agreement shall terminate on a product-by-product
and
country-by-country
basis on the later of the expiration of the patent rights owned by the Company or the tenth anniversary of the first commercial sale of the applicable product(s) in the applicable country. The Company has recorded a receivable of $10.0 million as of June 30, 2022 for the amounts billed to SIIPL in accordance with the terms of the Agreement.
The Company has determined that the Agreement falls within the scope of ASC 606,
Revenue Recognition, (“ASC 606”)
as it includes a customer-vendor relationship as defined by ASC 606 and thus represents a contract with a customer. The Company has determined that the license of IP granted is not distinct from the research services, which includes manufacturing technology transfer services, and thus should be combined. The Agreement contains a single performance obligation for the combined License of IP and research services. Revenue from the contract is being recognized over time, using an input-method based on labor costs as a percentage of total expected labor costs. The Company has determined that variable consideration from the development and regulatory payments, as well as the $5.0 million of the manufacturing technology transfer payment, in the Agreement should be fully constrained as of June 30, 2022, and commercial milestones and royalties will be recognized in the period the underlying sales occur. For the three and six months ended June 30, 2022, the Company has recorded revenue of $1.7 million from the Agreement and the remaining amount of billed and unconstrained consideration is recorded as deferred revenue. Based on current estimated timelines, the Company expects to recognize the deferred revenue over approximately 12 months and is classified as current in the condensed consolidated balance sheet as of June 30, 2022.